TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

14 TRADE AND OTHER PAYABLES

	2017	2016
	$ million	$ million
Trade and other payables due within one year
Trade and other payables	873	807
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	48	39
Acquisition consideration	36	38
	957	884
Other payables due after one year
Acquisition consideration	124	82
Other payables	4	–
	128	82

The acquisition consideration includes $104m (2016: $56m) contingent upon future events.

The acquisition consideration due after more than one year is expected to be payable as follows: $50m in 2019, $24m in 2020, $43m in 2021, $2m in 2022, and $5m due in over five years (2016: $29m in 2018, $8m in 2019 and $20m in 2020, $11m in 2021, and $14m due in over five years).